Related Party Transactions (Details Narrative) (10K) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Aug. 31, 2016	Oct. 31, 2016	Aug. 31, 2015	Oct. 15, 2014
Notes payable and accrued interest				$ 50,000		$ 605,980
Unpaid consulting fees						9,550
Advances from related party						1,945
Repayments of related party debt	$ 50,000
Preferred stock, shares issued	0		1,000,000		1,000,000
Preferred stock, shares outstanding	0		1,000,000		1,000,000
Former CEO [Member] | Peak Energy Holding [Member]
Due to related party						$ 617,475
Mr. Mark DeStefano [Member]
Due to related party	$ 10,000
Notes payable and accrued interest	$ 50,000
Notes payable			$ 50,000
Repayments of related party debt			$ 26,981
Preferred stock, shares issued	1,000,000
Preferred stock, shares outstanding	1,000,000
Mr. Mark DeStefano [Member] | From June 14 to October 24, 2016 [Member]
Preferred stock, voting rights	DeStefano had voting control of the Company from June 2014 (see Note 8) to October 24, 2016 (when the Company purchased from DeStefano the 1,000,000 shares of Preferred Stock for $33,735) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).		DeStefano had voting control of the Company from June 2014 (see Note 8) to October 24, 2016 (see Note 12) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).
Preferred stock, shares issued			1,000,000
Preferred stock, shares outstanding			1,000,000